As filed with the Securities and Exchange Commission on May 18, 2017

File Nos. 333-191710 and 811-22897

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
☐
Post-Effective Amendment No. 17	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 19	☒
(Check appropriate box or boxes.)

Context Capital Funds

(Exact Name of Registrant as Specified in Charter)

690 Taylor Road, Suite 210, Gahanna, Ohio 43230

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (844) 511-9653

David Bunstine, President

690 Taylor Road, Suite 210, Gahanna, Ohio 43230

(Name and Address of Agent for Service)

With copy to:

Nancy P. O’Hara, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

215-988-2699

Michael P. Malloy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

215-988-2978

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 17 to the Registration Statement of Context Capital Funds is being filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 16 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and it has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gahanna and the state of Ohio on May 18, 2017.

CONTEXT CAPITAL FUNDS

By: /s/ David Bunstine
David Bunstine
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on May 18, 2017.

(a)	Principal Executive Officer

/s/ David Bunstine
David Bunstine
President and Principal Executive Officer

(b)	Principal Financial Officer

/s/ Trent Statczar
Trent Statczar
Treasurer and Principal Financial Officer

(c)	Trustees

John N. Culbertson, Jr.*
John N. Culbertson, Jr.

Alfred C. Salvato*
Alfred C. Salvato

Paul D. Schaeffer*
Paul D. Schaeffer

Stephen M. Wynne*
Stephen M. Wynne

By:	/s/ David Bunstine
David Bunstine
As Attorney-in-fact

* Pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase